Leases and Other Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2021	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Leases and Other Commitments Details [Abstract]
Operating Leases Future Minimum Payments Due	$ 319.60
Operating Leases Future Minimum Payments Due Current									56.70
Operating Leases Future Minimum Payments Due In Two Years								52.30
Operating Leases Future Minimum Payments Due In Three Years							46.40
Operating Leases Future Minimum Payments Due In Four Years						38.90
Operating Leases Future Minimum Payments Due In Five Years					29.60
Operating Leases Future Minimum Payments Due Thereafter				95.70
Lease And Rental Expense	65.30	53.30	61.70
Remaining Purchase Commitment Estimate for Flu Vaccine	76.40
Remaining Purchase Commitment Estimate for Blood Products	24.80
Remaining Purchase Commitment Estimate for IBM Global Services	89.20
Remaining Purchase Commitment for IBM Global Services Current									$ 35.10